DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 20, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, date of incorporation		Apr. 05, 2005	Apr. 05, 2005
Aggregate shares		25,000	25,000	25,000
T O G I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of shares			1,000
T O G I [Member] | Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of shares			25,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate shares			25,000
Aggregate liquidation preference	$ 25,000,000
Convertible common stock, per share	$ 0.001
Series A Preferred Stock [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate shares	25,000
Preferred stock, stated value	$ 1,000